Financial instruments - Unsecured Obligations, Current (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2018
Financial instruments [Line Items]
Notional amounts	$ 345,949	$ 43,396
Current maturities	345,949	43,396
Borrowing costs	(2,360)	(2,802)
Total	343,589	40,594
Not later than three months
Financial instruments [Line Items]
Notional amounts	32,517	37,555
Current maturities	32,517	37,555
Later than three months and not later than one year
Financial instruments [Line Items]
Notional amounts	313,432	5,841
Current maturities	$ 313,432	$ 5,841
Single series bond Two
Financial instruments [Line Items]
Nominal rate	4.38%	4.38%
Effective rate	1.17%	1.56%
Notional amounts	$ 4,648	$ 4,648
Current maturities	4,648	4,648
Borrowing costs	(433)	(433)
Total	4,215	4,215
Single series bond Two | Not later than three months
Financial instruments [Line Items]
Notional amounts	4,648	4,648
Current maturities	4,648	4,648
Single series bond Two | Later than three months and not later than one year
Financial instruments [Line Items]
Notional amounts	0	0
Current maturities	$ 0	$ 0
Single series bond Three
Financial instruments [Line Items]
Nominal rate	3.63%	3.63%
Effective rate	0.56%	0.74%
Notional amounts	$ 302,658	$ 2,658
Current maturities	302,658	2,658
Borrowing costs	(170)	(614)
Total	302,488	2,044
Single series bond Three | Not later than three months
Financial instruments [Line Items]
Notional amounts	0	0
Current maturities	0	0
Single series bond Three | Later than three months and not later than one year
Financial instruments [Line Items]
Notional amounts	302,658	2,658
Current maturities	$ 302,658	$ 2,658
Single series bond Five
Financial instruments [Line Items]
Nominal rate	4.25%	4.25%
Effective rate	3.01%	3.23%
Notional amounts	$ 2,869	$ 2,869
Current maturities	2,869	2,869
Borrowing costs	(679)	(679)
Total	2,190	2,190
Single series bond Five | Not later than three months
Financial instruments [Line Items]
Notional amounts	0	0
Current maturities	0	0
Single series bond Five | Later than three months and not later than one year
Financial instruments [Line Items]
Notional amounts	2,869	2,869
Current maturities	$ 2,869	$ 2,869
Series H bonds
Financial instruments [Line Items]
Nominal rate	4.90%	4.90%
Effective rate	1.23%	1.75%
Notional amounts	$ 17,566	$ 16,026
Current maturities	17,566	16,026
Borrowing costs	(172)	(172)
Total	17,394	15,854
Series H bonds | Not later than three months
Financial instruments [Line Items]
Notional amounts	17,566	16,026
Current maturities	17,566	16,026
Series H bonds | Later than three months and not later than one year
Financial instruments [Line Items]
Notional amounts	0	0
Current maturities	$ 0	$ 0
Series O bonds
Financial instruments [Line Items]
Nominal rate	3.80%	3.80%
Effective rate	1.89%	2.06%
Notional amounts	$ 965	$ 863
Current maturities	965	863
Borrowing costs	(82)	(82)
Total	883	781
Series O bonds | Not later than three months
Financial instruments [Line Items]
Notional amounts	965	863
Current maturities	965	863
Series O bonds | Later than three months and not later than one year
Financial instruments [Line Items]
Notional amounts	0	0
Current maturities	$ 0	$ 0
Series P bonds
Financial instruments [Line Items]
Nominal rate	3.25%	3.25%
Effective rate	1.72%	2.04%
Notional amounts	$ 1,830	$ 1,636
Current maturities	1,830	1,636
Borrowing costs	(12)	(12)
Total	1,818	1,624
Series P bonds | Not later than three months
Financial instruments [Line Items]
Notional amounts	1,830	1,636
Current maturities	1,830	1,636
Series P bonds | Later than three months and not later than one year
Financial instruments [Line Items]
Notional amounts	0	0
Current maturities	$ 0	$ 0
Series Q bonds
Financial instruments [Line Items]
Nominal rate	3.45%	3.45%
Effective rate	2.63%	2.72%	3.45%
Notional amounts	$ 351	$ 314
Current maturities	351	314
Borrowing costs	(20)	(21)
Total	331	293
Series Q bonds | Not later than three months
Financial instruments [Line Items]
Notional amounts	0	0
Current maturities	0	0
Series Q bonds | Later than three months and not later than one year
Financial instruments [Line Items]
Notional amounts	351	314
Current maturities	$ 351	$ 314
Single Series Bond Six
Financial instruments [Line Items]
Nominal rate	4.25%	4.25%
Effective rate	3.79%	4.00%
Notional amounts	$ 7,508	$ 7,508
Current maturities	7,508	7,508
Borrowing costs	(237)	(237)
Total	7,271	7,271
Single Series Bond Six | Not later than three months
Financial instruments [Line Items]
Notional amounts	7,508	7,508
Current maturities	7,508	7,508
Single Series Bond Six | Later than three months and not later than one year
Financial instruments [Line Items]
Notional amounts	0	0
Current maturities	$ 0	$ 0
Single Series Seventh Issue Bonds
Financial instruments [Line Items]
Nominal rate	3.50%	3.50%
Effective rate	3.44%	3.62%
Notional amounts	$ 7,554	$ 6,874
Current maturities	7,554	6,874
Borrowing costs	(555)	(552)
Total	6,999	6,322
Single Series Seventh Issue Bonds | Not later than three months
Financial instruments [Line Items]
Notional amounts	0	6,874
Current maturities	0	6,874
Single Series Seventh Issue Bonds | Later than three months and not later than one year
Financial instruments [Line Items]
Notional amounts	7,554	0
Current maturities	$ 7,554	$ 0